DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Contract Liabilities (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Contract liabilities (deferred revenue)
Balance at the beginning	$ 2,435,909	$ 2,318,412	$ 1,420,900
Increases due to invoicing prior to satisfaction of performance obligations	3,680,327	23,710,133	17,989,998
Performance obligations satisfied during the period		(23,592,636)	(17,092,485)
Balance at the end	$ 2,666,547	$ 2,435,909	$ 2,318,412